Share-Based Compensation	6 Months Ended
Jun. 30, 2025
Share-Based Compensation [Abstarct]
SHARE-BASED COMPENSATION

12. SHARE-BASED COMPENSATION

On February 26, 2025, the Company issued warrants to AUM Media Inc. (“AMI”) to purchase up to 50,000 ordinary shares at an exercise price of $5.50 per share for a period of three years till February 26, 2028 (the “AMI Warrants”). The issuance of warrants was to compensate portion of the services provided by AMI for the year ending December 31, 2025.

AMI Warrants was classified as equity (Note 14). The fair value of AMI Warrants was determined using a binomial model. The following table summarizes the assumptions used in estimating the fair value of AMI Warrants on February 26, 2025.

February 26, 2025
Stock price	$3.70
Expected volatility (%)	46.25%
Risk-free interest rate	3.69%
Expected terms (in years)	3
Expected dividends (%)	0%

On February 26, 2025, the fair value of AMI Warrants was $36,000. The Company recognized the expenses using the straight-line method. For the six months ended June 30, 2025, the Company recognized expenses of $18,000 as “general and administrative expenses”, with a corresponding account charged to additional paid-in capital.